Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class A
Trading Symbol	SBLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$104	1.01%
[1]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class A shares of ClearBridge Large Cap Growth Fund returned 6.36%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 20.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. The company saw better than expected sales and profits driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX has been seeing benefits from geopolitical tensions, driving defense spending and a booming market for aftermarket services as airlines fly older jets longer, with major contract wins adding to its substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from generative AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal growth has continued to improve as new management’s strategic initiatives have taken hold, the magnitude of improvement has been below expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class A	6.36	10.87	13.99
Class A (with sales charge)	0.51	9.57	13.31
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Growth Index	20.35	16.51	18.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 11,703,184,108
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 73,185,340
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$11,703,184,108
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$73,185,340
Portfolio Turnover Rate	22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At a meeting held on November 5–6, 2025, the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers. The Fund intends to seek shareholder approval of this change at a shareholder meeting expected to be held in the second quarter of 2026. If approved, the change will take effect following the shareholder meeting.
Effective December 31, 2024, Erica Furfaro joined the Fund’s portfolio management team.
This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers.
Summary of Change Legend [Text Block]	This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class C
Trading Symbol	SLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$178	1.73%
[3]
Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class C shares of ClearBridge Large Cap Growth Fund returned 5.59%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 20.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. The company saw better than expected sales and profits driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX has been seeing benefits from geopolitical tensions, driving defense spending and a booming market for aftermarket services as airlines fly older jets longer, with major contract wins adding to its substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from generative AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal growth has continued to improve as new management’s strategic initiatives have taken hold, the magnitude of improvement has been below expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class C	5.59	10.09	13.18
Class C (with sales charge)	4.65	10.09	13.18
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Growth Index	20.35	16.51	18.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 11,703,184,108
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 73,185,340
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$11,703,184,108
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$73,185,340
Portfolio Turnover Rate	22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At a meeting held on November 5–6, 2025, the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers. The Fund intends to seek shareholder approval of this change at a shareholder meeting expected to be held in the second quarter of 2026. If approved, the change will take effect following the shareholder meeting.
Effective December 31, 2024, Erica Furfaro joined the Fund’s portfolio management team.
This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers.
Summary of Change Legend [Text Block]	This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class R
Trading Symbol	LMPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$137	1.33%
[5]
Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class R shares of ClearBridge Large Cap Growth Fund returned 6.00%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 20.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. The company saw better than expected sales and profits driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX has been seeing benefits from geopolitical tensions, driving defense spending and a booming market for aftermarket services as airlines fly older jets longer, with major contract wins adding to its substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from generative AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal growth has continued to improve as new management’s strategic initiatives have taken hold, the magnitude of improvement has been below expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class R	6.00	10.53	13.64
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Growth Index	20.35	16.51	18.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 11,703,184,108
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 73,185,340
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$11,703,184,108
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$73,185,340
Portfolio Turnover Rate	22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At a meeting held on November 5–6, 2025, the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers. The Fund intends to seek shareholder approval of this change at a shareholder meeting expected to be held in the second quarter of 2026. If approved, the change will take effect following the shareholder meeting.
Effective December 31, 2024, Erica Furfaro joined the Fund’s portfolio management team.
This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers.
Summary of Change Legend [Text Block]	This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class I
Trading Symbol	SBLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$75	0.73%
[7]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class I shares of ClearBridge Large Cap Growth Fund returned 6.65%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 20.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. The company saw better than expected sales and profits driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX has been seeing benefits from geopolitical tensions, driving defense spending and a booming market for aftermarket services as airlines fly older jets longer, with major contract wins adding to its substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from generative AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal growth has continued to improve as new management’s strategic initiatives have taken hold, the magnitude of improvement has been below expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class I	6.65	11.20	14.32
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Growth Index	20.35	16.51	18.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 11,703,184,108
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 73,185,340
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$11,703,184,108
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$73,185,340
Portfolio Turnover Rate	22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At a meeting held on November 5–6, 2025, the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers. The Fund intends to seek shareholder approval of this change at a shareholder meeting expected to be held in the second quarter of 2026. If approved, the change will take effect following the shareholder meeting.
Effective December 31, 2024, Erica Furfaro joined the Fund’s portfolio management team.
This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers.
Summary of Change Legend [Text Block]	This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class IS
Trading Symbol	LSITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$65	0.63%
[9]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class IS shares of ClearBridge Large Cap Growth Fund returned 6.75%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 20.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. The company saw better than expected sales and profits driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX has been seeing benefits from geopolitical tensions, driving defense spending and a booming market for aftermarket services as airlines fly older jets longer, with major contract wins adding to its substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from generative AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal growth has continued to improve as new management’s strategic initiatives have taken hold, the magnitude of improvement has been below expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class IS	6.75	11.30	14.43
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Growth Index	20.35	16.51	18.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 11,703,184,108
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 73,185,340
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$11,703,184,108
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$73,185,340
Portfolio Turnover Rate	22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At a meeting held on November 5–6, 2025, the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers. The Fund intends to seek shareholder approval of this change at a shareholder meeting expected to be held in the second quarter of 2026. If approved, the change will take effect following the shareholder meeting.
Effective December 31, 2024, Erica Furfaro joined the Fund’s portfolio management team.
This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers.
Summary of Change Legend [Text Block]	This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class O
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class O
Trading Symbol	LCMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class O	$70	0.68%
[11]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class O shares of ClearBridge Large Cap Growth Fund returned 6.70%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 20.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. The company saw better than expected sales and profits driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX has been seeing benefits from geopolitical tensions, driving defense spending and a booming market for aftermarket services as airlines fly older jets longer, with major contract wins adding to its substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from generative AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal growth has continued to improve as new management’s strategic initiatives have taken hold, the magnitude of improvement has been below expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class O	6.70	11.25	14.38
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Growth Index	20.35	16.51	18.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 11,703,184,108
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 73,185,340
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$11,703,184,108
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$73,185,340
Portfolio Turnover Rate	22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At a meeting held on November 5–6, 2025, the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers. The Fund intends to seek shareholder approval of this change at a shareholder meeting expected to be held in the second quarter of 2026. If approved, the change will take effect following the shareholder meeting.
Effective December 31, 2024, Erica Furfaro joined the Fund’s portfolio management team.
This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers.
Summary of Change Legend [Text Block]	This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.